Outstanding Principal Balance and Carrying Amount of Loans Included in Consolidated Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Outstanding principal balance	$ 408,312	$ 385,152
Business acquisition
Business Acquisition [Line Items]
Outstanding principal balance	19,145
Carrying amount	$ 18,853